COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Commitments and Contingencies [Abstract]
Disclosure of Detailed Information About Commitments In Unused Lines of Credit [Text Block]

Loan commitments and financial guarantee contracts

	December 31, 2018		December 31, 2017
	Notional amount		Notional amount
Guarantees	Ps.	3,446,601	Ps.	3,495,921
Unused letters of credit		1,186,691		1,177,697
Unused limits of overdrafts		306,740		75,225
Unused credit card limits		20,816,061		18,025,620
Other		5,169,588		4,448,775
Total	Ps.	30,925,681	Ps.	27,223,238

Disclosure of Detailed Information About Credit Commitments by Currency [Text Block]

	December 31, 2018		December 31, 2017
Colombian Pesos	Ps.	14,918,915	Ps.	10,271,676
U.S. dollars		12,885,921		16,589,399
Euro		2,892,670		85,887
Other		228,175		276,276
Total	Ps.	30,925,681	Ps.	27,223,238

Disclosure of finance lease and operating lease by lessee [text block]

	December 31,		December 31,
	2018(*)		2017
Up to one year	Ps.	234,510	Ps.	246,373
Greater than one year and up to five years		778,015		526,557
More than five years		624,025		233,239
Total	Ps.	1,636,550	Ps.	1,006,169

(*) During the year 2018 Banco de Bogotá leased 14 properties; Banco Popular and Alpopular leased 1 property each.